Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and principal activities
Summary of entities reflected in consolidated financial statement

			% of	% of
	Date of	Place of	Ownership as of	Ownership as of
Name of Entity	Incorporation	Incorporation	December 31, 2025	June 30, 2026	Principal Activities
JIADE LIMITED	February 20, 2023	Cayman Islands	N/A	N/A	Investment Holding
JIADEZHIGAO Limited (“Jiadezhigao HK”)	March 30, 2023	Hong Kong	100%	100%	Investment Holding
WISMASS International Holdings Limited (“WISMASS HK”)	October 24, 2022	Hong Kong	100%	100%	Investment Holding
Shenzhen Kebiao Technology Co., Ltd (“Shenzhen Kebiao”)	May 23, 2023	PRC	99.98%	99.98%	Providing one-stop comprehensive education supporting services
Sichuan Jiadezhigao Technology Limited (“Jiade Zhigao”)	May 6, 2022	PRC	99.98%	99.98%	Providing one-stop comprehensive education supporting services
Sichuan Kebiao Technology Co., Ltd. (“Kebiao Technology”)	April 28, 2020	PRC	99.98%	99.98%	Providing one-stop comprehensive education supporting services
Sichuan Kunyuan Safety Technology Services Co., Ltd. (“Kunyuan”)	March 25, 2021	PRC	74.98%	74.98%	Providing safety technology training services
Sichuan Jiazhi Taizhang Safety Technology Co., Ltd (“Jiazhi”)	April 28, 2023	PRC	99.98%	99.98%	Providing safety technology training services
HK Yifu International Limited (“HK Yifu”)	July 15, 2025	Hong Kong	100%	100%	Investment Holding